Note 6 - Leases - Components of Lease Income/Expense (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fixed payment operating lease expense	$ 805,481	$ 965,224
Short-term lease expense	0	3,262
Sub-lease income	$ 133,900	$ 137,219